Summary of Significant Accounting Policies (Estimated useful lives) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equipment [Member]
Estimated useful lives		5 years
Equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Furniture [Member] | Minimum [Member]
Estimated useful lives	5 years	5 years
Furniture [Member] | Maximum [Member]
Estimated useful lives	10 years	10 years